Vanguard U.S. Momentum Factor ETF

Schedule of Investments (unaudited)
As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)
Consumer Discretionary (14.9%)
Target Corp.	2,701	278
* Charter Communications Inc.	546	269
Dollar General Corp.	1,512	227
* Tesla Inc.	330	220
* Tempur Sealy International Inc.	1,621	121
* NVR Inc.	33	121
Costco Wholesale Corp.	381	107
* Meritage Homes Corp.	1,610	102
* Bright Horizons Family Solutions Inc.	638	100
Gentex Corp.	3,233	86
Estee Lauder Cos. Inc. Class A	464	85
* Floor & Decor Holdings Inc. Class A	1,655	85
Starbucks Corp.	1,077	84
Ross Stores Inc.	762	83
* Trade Desk Inc.	256	74
* Roku Inc.	641	73
LCI Industries	736	71
Sonic Automotive Inc.	2,352	66
* Carvana Co.	775	64
PulteGroup Inc.	1,550	62
* Lululemon Athletica Inc.	282	61
* Chipotle Mexican Grill Inc.	79	61
* MercadoLibre Inc.	95	59
Cable One Inc.	37	58
* Cardlytics Inc.	733	58
Garmin Ltd.	609	54
* frontdoor Inc.	1,207	51
* America's Car-Mart Inc.	495	51
* Altice USA Inc.	1,883	49
Cato Corp. Class A	2,869	46
* Crocs Inc.	1,763	46
MDC Holdings Inc.	1,171	46
Rent-A-Center Inc.	2,118	45
Winnebago Industries Inc.	852	44
* Boot Barn Holdings Inc.	1,437	44
Pool Corp.	186	39
* Taylor Morrison Home Corp.	1,699	38
KB Home	1,135	37
* Century Communities Inc.	1,104	37
Fortune Brands Home & Security Inc.	595	37
Inter Parfums Inc.	605	36
* AutoZone Inc.	35	36
Lithia Motors Inc. Class A	301	36
* Denny's Corp.	1,885	33
* Beazer Homes USA Inc.	2,649	33

* Rh	178	32
Aramark	915	32
National CineMedia Inc.	4,015	31
Strategic Education Inc.	209	31
* American Woodmark Corp.	367	31
Wingstop Inc.	364	31
Churchill Downs Inc.	244	31
* Liberty Broadband Corp.	241	30
* Sportsman's Warehouse Holdings Inc.	4,673	28
Group 1 Automotive Inc.	311	27
* Liberty Media Corp-Liberty Braves	983	26
* YETI Holdings Inc.	842	26
* SeaWorld Entertainment Inc.	934	25
* Skyline Champion Corp.	989	25
Best Buy Co. Inc.	333	25
* Lindblad Expeditions Holdings Inc.	2,111	25
Acushnet Holdings Corp.	897	23
* Hibbett Sports Inc.	1,160	23
* Perdoceo Education Corp.	1,450	22
Buckle Inc.	929	21
* Shake Shack Inc.	344	20
* Sleep Number Corp.	446	20
* LGI Homes Inc.	233	18
* Universal Electronics Inc.	395	17
* M/I Homes Inc.	416	16
Nexstar Media Group Inc.	118	14
* Zumiez Inc.	470	12
* SiteOne Landscape Supply Inc.	72	7
* WW International Inc.	236	7
TEGNA Inc.	436	6
* Visteon Corp.	89	6
		4,201
Consumer Staples (3.8%)
Procter & Gamble Co.	2,058	233
Hershey Co.	888	128
Sysco Corp.	1,573	105
PepsiCo Inc.	673	89
* Pilgrim's Pride Corp.	3,842	81
* Helen of Troy Ltd.	424	70
* Freshpet Inc.	939	62
Tyson Foods Inc.	701	48
WD-40 Co.	244	42
John B Sanfilippo & Son Inc.	499	35
* Boston Beer Co. Inc. Class A	88	33
Coca-Cola Consolidated Inc.	154	30
* Simply Good Foods Co.	1,359	30
* Chefs' Warehouse Inc.	827	25
* Performance Food Group Co.	461	19
Sanderson Farms Inc.	126	16
J&J Snack Foods Corp.	90	14
* US Foods Holding Corp.	202	7
		1,067
Energy (0.5%)
* Enphase Energy Inc.	957	47
* Vivint Solar Inc.	3,593	40
Arcosa Inc.	391	17
World Fuel Services Corp.	461	13

* Par Pacific Holdings Inc.	511	8
* SunPower Corp.	906	8
		133
Financial Services (20.8%)
Mastercard Inc.	978	284
American Tower Corp.	1,109	252
Prologis Inc.	2,541	214
Moody's Corp.	889	213
S&P Global Inc.	721	192
* Fiserv Inc.	1,695	185
Global Payments Inc.	1,002	184
Equinix Inc.	293	168
Sun Communities Inc.	920	141
Visa Inc.	634	115
WR Berkley Corp.	1,555	104
PS Business Parks Inc.	688	102
Fidelity National Information Services Inc.	729	102
OneMain Holdings Inc.	2,750	101
Intercontinental Exchange Inc.	1,004	90
Safehold Inc.	1,588	87
Aon plc	400	83
Western Union Co.	3,669	82
MarketAxess Holdings Inc.	251	81
Allstate Corp.	758	80
Americold Realty Trust	2,597	80
RenaissanceRe Holdings Ltd.	463	79
STORE Capital Corp.	2,251	74
MSCI Inc.	248	73
Hanover Insurance Group Inc.	594	70
Cboe Global Markets Inc.	609	69
VEREIT Inc.	7,752	67
* Fair Isaac Corp.	175	66
Medical Properties Trust Inc.	3,066	65
Equity LifeStyle Properties Inc.	930	64
SBA Communications Corp.	237	63
* Euronet Worldwide Inc.	506	63
Investors Real Estate Trust	885	62
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,780	60
Brown & Brown Inc.	1,366	59
AMERISAFE Inc.	892	58
Safety Insurance Group Inc.	737	58
Community Healthcare Trust Inc.	1,202	57
EVERTEC Inc.	1,906	57
Arthur J Gallagher & Co.	579	56
CyrusOne Inc.	923	56
Cincinnati Financial Corp.	568	53
NexPoint Residential Trust Inc.	1,132	50
Essential Properties Realty Trust Inc.	2,174	50
Kinsale Capital Group Inc.	410	50
Santander Consumer USA Holdings Inc.	1,985	48
* Cannae Holdings Inc.	1,290	48
Agree Realty Corp.	669	48
* eHealth Inc.	409	48
White Mountains Insurance Group Ltd.	48	48
Morningstar Inc.	323	48
Hilltop Holdings Inc.	2,249	47
iStar Inc.	3,090	47

Omega Healthcare Investors Inc.	1,171	46
Independence Realty Trust Inc.	3,276	43
Hamilton Lane Inc.	672	42
Sculptor Capital Management Inc. Class A	1,812	41
* Arch Capital Group Ltd.	975	39
Goosehead Insurance Inc.	710	39
TFS Financial Corp.	1,816	37
Rexford Industrial Realty Inc.	757	35
Innovative Industrial Properties Inc.	374	34
PennyMac Financial Services Inc.	950	34
Radian Group Inc.	1,541	33
Lexington Realty Trust Class B	2,877	30
Armada Hoffler Properties Inc.	1,718	29
Gaming and Leisure Properties Inc.	621	28
QTS Realty Trust Inc.	482	27
Terreno Realty Corp.	492	27
Universal Health Realty Income Trust	243	26
EastGroup Properties Inc.	201	25
Ares Management Corp. Class A	730	25
New Senior Investment Group Inc.	4,081	25
Capitol Federal Financial Inc.	1,989	24
CorEnergy Infrastructure Trust Inc.	690	24
Kite Realty Group Trust	1,431	23
LPL Financial Holdings Inc.	289	23
Getty Realty Corp.	788	22
RLI Corp.	258	21
Kimco Realty Corp.	1,143	20
Outfront Media Inc.	750	20
Federated Hermes Inc.	650	19
Brixmor Property Group Inc.	1,003	18
* NMI Holdings Inc.	763	18
* Everi Holdings Inc.	1,694	18
Spirit Realty Capital Inc.	381	17
Retail Properties of America Inc.	1,613	17
James River Group Holdings Ltd.	416	17
RPT Realty	1,291	17
Cohen & Steers Inc.	252	16
SITE Centers Corp.	1,335	15
Gladstone Commercial Corp.	779	15
City Office REIT Inc.	1,267	15
* Paysign Inc.	1,497	12
Nelnet Inc.	155	8
Global Net Lease Inc.	441	8
		5,873
Health Care (16.0%)
Danaher Corp.	1,624	235
Zoetis Inc.	1,730	231
Bristol-Myers Squibb Co.	3,132	185
Amgen Inc.	803	160
* Vertex Pharmaceuticals Inc.	624	140
Medtronic plc	1,227	124
* Horizon Therapeutics plc	3,316	113
* Insulet Corp.	539	102
* Arrowhead Pharmaceuticals Inc.	2,501	88
Baxter International Inc.	1,022	85
* Edwards Lifesciences Corp.	397	81
* ACADIA Pharmaceuticals Inc.	1,898	81

* Novocure Ltd.	1,109	81
Thermo Fisher Scientific Inc.	263	76
Chemed Corp.	179	75
* Tandem Diabetes Care Inc.	937	70
* Eidos Therapeutics Inc.	1,207	61
* Iovance Biotherapeutics Inc.	1,851	61
Dentsply Sirona Inc.	1,192	59
* Reata Pharmaceuticals Inc.	301	59
* Masimo Corp.	344	56
* Allakos Inc.	891	56
* Forty Seven Inc.	934	54
* Deciphera Pharmaceuticals Inc.	1,006	54
* Catalent Inc.	1,035	53
* Krystal Biotech Inc.	995	53
* NuVasive Inc.	807	53
* Seattle Genetics Inc.	466	53
* Karyopharm Therapeutics Inc.	3,212	52
* Zynex Inc.	3,967	52
* LHC Group Inc.	424	52
* Axsome Therapeutics Inc.	651	51
* Apellis Pharmaceuticals Inc.	1,466	51
* ChemoCentryx Inc.	1,120	50
* Nevro Corp.	372	48
US Physical Therapy Inc.	431	45
* Ardelyx Inc.	6,161	43
* R1 RCM Inc.	3,466	43
* Arvinas Inc.	900	42
* Natera Inc.	1,109	42
* DexCom Inc.	148	41
* Intra-Cellular Therapies Inc.	1,906	40
STERIS plc	252	40
* Epizyme Inc.	1,790	38
* Dicerna Pharmaceuticals Inc.	1,928	38
* Constellation Pharmaceuticals Inc.	1,056	37
* Cardiovascular Systems Inc.	977	37
ResMed Inc.	225	36
* NanoString Technologies Inc.	988	35
* Kadmon Holdings Inc.	7,592	35
* Veracyte Inc.	1,423	35
* CEL-SCI Corp.	3,134	34
* Kodiak Sciences Inc.	528	34
* Antares Pharma Inc.	10,737	33
* Sorrento Therapeutics Inc.	15,320	33
Bruker Corp.	755	33
* Recro Pharma Inc.	2,247	32
* Adverum Biotechnologies Inc.	2,591	32
* NeoGenomics Inc.	1,120	32
* Medpace Holdings Inc.	350	31
* Addus HomeCare Corp.	399	30
* Odonate Therapeutics Inc.	960	28
* Momenta Pharmaceuticals Inc.	984	28
* Repligen Corp.	304	26
* Cytokinetics Inc.	1,787	25
* MyoKardia Inc.	391	25
* Rocket Pharmaceuticals Inc.	1,209	24
* ZIOPHARM Oncology Inc.	7,621	24
* Neurocrine Biosciences Inc.	238	23
* PTC Therapeutics Inc.	410	23

* Cutera Inc.	892	22
* Hanger Inc.	901	21
* Global Blood Therapeutics Inc.	323	21
* Flexion Therapeutics Inc.	1,304	21
* Principia Biopharma Inc.	315	20
* TG Therapeutics Inc.	1,499	19
* Aimmune Therapeutics Inc.	771	18
* Y-mAbs Therapeutics Inc.	607	18
* VBI Vaccines Inc.	14,521	17
* Anika Therapeutics Inc.	364	15
National HealthCare Corp.	191	14
* Tenet Healthcare Corp.	516	14
* G1 Therapeutics Inc.	743	13
* Catalyst Pharmaceuticals Inc.	3,152	13
* Select Medical Holdings Corp.	531	13
* Tricida Inc.	393	13
* Avrobio Inc.	637	12
* Lannett Co. Inc.	1,401	12
* Coherus Biosciences Inc.	628	12
* Collegium Pharmaceutical Inc.	510	12
Invacare Corp.	1,589	12
* Omnicell Inc.	132	11
* RadNet Inc.	502	10
* Agenus Inc.	2,256	6
* Biohaven Pharmaceutical Holding Co. Ltd.	127	6
		4,497
Materials & Processing (5.5%)
Sherwin-Williams Co.	463	239
Reliance Steel & Aluminum Co.	1,203	123
Ball Corp.	1,193	84
Air Products & Chemicals Inc.	378	83
* Trex Co. Inc.	723	69
Martin Marietta Materials Inc.	289	66
Advanced Drainage Systems Inc.	1,551	65
Royal Gold Inc.	670	65
Linde plc	308	59
* Builders FirstSource Inc.	2,513	57
* GMS Inc.	2,325	53
Scotts Miracle-Gro Co.	443	47
Universal Forest Products Inc.	986	46
* BMC Stock Holdings Inc.	1,803	44
Newmont Corp.	950	42
Vulcan Materials Co.	349	42
Arconic Inc.	1,393	41
* Summit Materials Inc.	1,957	38
* Foundation Building Materials Inc.	2,190	34
Armstrong World Industries Inc.	332	33
* Installed Building Products Inc.	433	29
Griffon Corp.	1,597	28
Ingersoll-Rand plc	207	27
Innospec Inc.	259	23
Commercial Metals Co.	1,056	19
Owens Corning	322	18
* Koppers Holdings Inc.	827	18
* Coeur Mining Inc.	3,839	16
AAON Inc.	272	15

PH Glatfelter Co.	853	12
		1,535
Producer Durables (11.5%)
Northrop Grumman Corp.	586	193
* Copart Inc.	1,700	144
Lockheed Martin Corp.	385	142
TransDigm Group Inc.	222	124
Booz Allen Hamilton Holding Corp.	1,680	120
Verisk Analytics Inc.	634	98
KBR Inc.	3,295	86
Republic Services Inc.	916	83
* Keysight Technologies Inc.	859	81
HEICO Corp.	712	77
* MasTec Inc.	1,469	72
Illinois Tool Works Inc.	409	69
* Generac Holdings Inc.	661	68
* Teledyne Technologies Inc.	179	60
* CoStar Group Inc.	90	60
* Paylocity Holding Corp.	454	59
* Vectrus Inc.	1,106	58
* Colfax Corp.	1,687	56
Douglas Dynamics Inc.	1,251	54
* Atkore International Group Inc.	1,440	53
Mesa Laboratories Inc.	216	52
Cintas Corp.	190	51
* Casella Waste Systems Inc.	1,038	50
* SPX Corp.	1,132	47
* Plug Power Inc.	10,829	47
* XPO Logistics Inc.	602	45
Kansas City Southern	280	42
Nordson Corp.	290	42
* Aerojet Rocketdyne Holdings Inc.	841	41
Scorpio Tankers Inc.	2,091	41
* FTI Consulting Inc.	365	41
Teekay Tankers Ltd. Class A	2,399	40
Dover Corp.	383	39
Woodward Inc.	371	38
* Stericycle Inc.	648	37
* Saia Inc.	424	37
Franklin Electric Co. Inc.	689	36
Nordic American Tankers Ltd.	10,816	35
Exponent Inc.	447	33
Tennant Co.	456	33
* Construction Partners Inc. Class A	1,882	32
* CryoPort Inc.	1,891	32
* Clean Harbors Inc.	444	31
* Itron Inc.	401	30
Spartan Motors Inc.	1,989	29
* Dorian LPG Ltd.	2,493	28
* Napco Security Technologies Inc.	1,361	28
Federal Signal Corp.	942	27
Tetra Tech Inc.	320	26
* Great Lakes Dredge & Dock Corp.	2,547	25
* International Seaways Inc.	1,224	24
McGrath RentCorp	343	24
BWX Technologies Inc.	405	22
* Huron Consulting Group Inc.	362	22

DHT Holdings Inc.	3,836	21
Jacobs Engineering Group Inc.	225	21
CSW Industrials Inc.	307	20
ICF International Inc.	260	20
* TopBuild Corp.	188	19
Badger Meter Inc.	312	19
* SPX FLOW Inc.	507	19
Carlisle Cos. Inc.	125	18
* Gardner Denver Holdings Inc.	521	17
Forward Air Corp.	276	16
Costamare Inc.	2,436	16
Alamo Group Inc.	135	15
* CIRCOR International Inc.	386	14
* Advanced Energy Industries Inc.	228	14
ESCO Technologies Inc.	146	13
* Zebra Technologies Corp.	54	11
REV Group Inc.	1,181	9
Toro Co.	102	7
		3,253
Technology (21.9%)
Applied Materials Inc.	5,389	313
Lam Research Corp.	927	272
* Advanced Micro Devices Inc.	5,689	259
Apple Inc.	931	254
L3Harris Technologies Inc.	1,173	232
QUALCOMM Inc.	2,870	225
Microsoft Corp.	1,381	224
NXP Semiconductors NV	1,897	216
NVIDIA Corp.	555	150
Entegris Inc.	2,656	142
Teradyne Inc.	2,306	136
* Five9 Inc.	1,722	126
* RingCentral Inc.	526	124
Activision Blizzard Inc.	2,122	123
* FormFactor Inc.	4,808	108
* Coupa Software Inc.	709	106
* Alteryx Inc.	724	101
* Alphabet Inc. Class A	65	87
* Paycom Software Inc.	290	82
* Aspen Technology Inc.	739	79
MKS Instruments Inc.	784	79
* Avalara Inc.	894	76
* Cadence Design Systems Inc.	1,121	74
* ServiceNow Inc.	214	70
* Lattice Semiconductor Corp.	3,725	67
Seagate Technology plc	1,394	67
* Rapid7 Inc.	1,443	67
Broadcom Inc.	244	67
* Okta Inc.	505	65
* LivePerson Inc.	2,396	63
* MongoDB Inc.	387	59
* EverQuote Inc. Class A	1,443	59
* Anaplan Inc.	1,285	58
* Qorvo Inc.	573	58
* EPAM Systems Inc.	251	56
* Appfolio Inc.	447	55
* Ambarella Inc.	921	55

* PAR Technology Corp.	2,011	53
* Inphi Corp.	704	53
Jabil Inc.	1,628	52
CDW Corp.	452	52
* CACI International Inc. Class A	201	49
* Ceridian HCM Holding Inc.	682	48
Motorola Solutions Inc.	281	47
* Digital Turbine Inc.	7,424	46
Skyworks Solutions Inc.	443	44
* Appian Corp. Class A	985	43
Ubiquiti Inc.	317	43
* Inovalon Holdings Inc.	2,173	42
* ANSYS Inc.	172	42
* Everbridge Inc.	384	41
* Agilysys Inc.	1,258	40
KLA Corp.	254	39
* Match Group Inc.	597	39
* Model N Inc.	1,321	38
Universal Display Corp.	240	38
Switch Inc.	2,537	36
* Mercury Systems Inc.	495	36
Benchmark Electronics Inc.	1,332	36
* Novanta Inc.	384	34
* Intelligent Systems Corp.	897	33
* PROS Holdings Inc.	694	32
* Harmonic Inc.	4,903	30
* Impinj Inc.	975	30
* MACOM Technology Solutions Holdings Inc.	1,162	29
* Akoustis Technologies Inc.	4,022	29
* Ultra Clean Holdings Inc.	1,388	29
* Amkor Technology Inc.	2,776	29
* Synaptics Inc.	384	25
* Rubicon Project Inc.	2,225	25
* Ichor Holdings Ltd.	856	25
* Q2 Holdings Inc.	325	24
* Inseego Corp.	3,508	24
* SPS Commerce Inc.	459	24
* Blackline Inc.	384	24
Western Digital Corp.	416	23
* Manhattan Associates Inc.	334	22
Brooks Automation Inc.	626	22
* Lumentum Holdings Inc.	269	21
* Diodes Inc.	474	21
Maxar Technologies Inc.	1,318	20
* Flex Ltd.	1,751	19
PC Connection Inc.	475	19
* Viavi Solutions Inc.	1,428	19
* Avid Technology Inc.	2,331	17
* Bandwidth Inc. Class A	269	17
* Infinera Corp.	2,415	16
* Sanmina Corp.	612	16
* Photronics Inc.	1,275	16
Methode Electronics Inc.	494	15
* NeoPhotonics Corp.	1,927	13
* Digimarc Corp.	597	12
* Diebold Nixdorf Inc.	1,493	10

6,175

Utilities (4.6%)
NextEra Energy Inc.		946	239
Southern Co.		2,529	153
AT&T Inc.		3,866	136
Sempra Energy		751	105
Eversource Energy		1,173	101
American Water Works Co. Inc.		802	99
American States Water Co.		1,246	95
TerraForm Power Inc.		3,015	57
* GCI Liberty Inc. Class A		706	49
SJW Group		787	48
* Evoqua Water Technologies Corp.		2,008	42
* Iridium Communications Inc.		1,478	40
Hawaiian Electric Industries Inc.		834	36
Middlesex Water Co.		431	26
Entergy Corp.		207	24
FirstEnergy Corp.		439	20
Portland General Electric Co.		350	19
Ormat Technologies Inc.		253	18
			1,307
Total Common Stocks (Cost $25,553)			28,041
	Coupon
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
1 Vanguard Market Liquidity Fund (Cost $141)	1.706%	1,412	141
Total Investments (100.0%) (Cost $25,694)			28,182
Other Asset and Liabilities-Net (0.0%)2			(11)
Net Assets (100%)			28,171
Cost rounded to $000.

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Cash of $6,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	March 2020	6	89	(10)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’
primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers.
The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At February 29, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.